Accumulated Other comprehensive income (loss) (Details) - Schedule of accumulated other comprehensive income (loss) $ in Thousands	12 Months Ended
Dec. 31, 2022 MXN ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	$ 1,288,278
Other equity instruments	(317,267)
Conversion translation adjustment on foreign subsidiaries	(1,257,453)
Balance at end of year	(286,442)
Conversion translation adjustment on foreign subsidiaries [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	1,288,278
Conversion translation adjustment on foreign subsidiaries	(1,257,453)
Balance at end of year	30,825
Other equity instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other equity instruments	(317,267)
Balance at end of year	$ (317,267)